Property and Equipment	6 Months Ended
Jul. 31, 2024
Property and Equipment
Property and Equipment

Note 7 – Property and Equipment

	July 31,	January 31,
	2024	2024
Cost
Computer equipment and software	39,739	48,943
Furniture and fixtures	1,447	1,432
Leasehold improvements	1,018	994
Equipment installed with customers	2,335	2,314
Assets under construction	490	497
	45,029	54,180
Accumulated depreciation
Computer equipment and software	28,970	38,825
Furniture and fixtures	1,319	1,287
Leasehold improvements	788	730
Equipment installed with customers	1,913	1,786
	32,990	42,628
Net	12,039	11,552